UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2003
                                                 ------------------------------
Check here if Amendment [ ]; Amendment Number:
                                                    --------------
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     Charles E. Mather III
          -------------------------------------
Address:  3819 The Oak Road
          -------------------------------------
          Philadelphia, PA 19129
          -------------------------------------

Form 13F File Number: 28-10247
                         ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mehrdad Mehrespand
Title:     Associate
Phone:     (202) 778-9191

Signature, Place, and Date of Signing:

/s/ Mehrdad Mehrespand as        Washington, D.C.          February __, 2004
     attorney-in-fact
--------------------------- ------------------------ ---------------------------
        [Signature]               [City, State]                 [Date]


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

  Form 13F File Number   Name

  28-    04580           PNC Bank Delaware
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


                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
                                            ------------------------

Form 13F Information Table Entry Total:     3
                                            ------------------------

Form 13F Information Table Value Total:     $11,768
                                            ------------------------
                                                  (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


   No.       Form 13F File Number          Name
   1         28-04580                      PNC Bank Delaware


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
                                               FORM 13-F INFORMATION TABLE

   COLUMN 1            COLUMN 2      COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7        COLUMN 8
----------------- ---------------- ------------ ---------- ------------------------- ------------- ---------- ---------------------

                                                  VALUE     SHRS OR   SH/     PUT/    INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS      CUSIP     (x$1000)   PRN AMT   PRN     CALL    DISCRETION    MANAGERS   SOLE   SHARED   NONE
----------------- ---------------- ------------ ---------- ------------------------- ------------- ---------- ---------------------
Exxon Mobil Corp      Common         30231G102    $6,849    167,056   SH              Shared-other                             3,732

                                                                                      Shared-other     1              163,324

Merck & Co Inc        Common         589331107    $4,546    98,400    SH              Shared-other                             400

                                                                                      Shared-other     1              98,000

MEDCO Health          Common         58405U102    $373      10,968    SH              Shared-other                             48
Solutions, Inc.
                                                                                      Shared-other     1              10,920

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

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